Shareholder Report, Holdings (Details) - C000251596	May 31, 2025
12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
030420103 | American Water Works Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
67077M108 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications30303M102
Holdings [Line Items]
Percent of Total Investments	100.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%